Taxation (Details) ¥ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 HKD ($)
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Combined effects of EIT exemptions and tax rate reductions
Aggregate amount of EIT exemptions and tax rate reductions	¥ 3,654,069,000		¥ 3,228,359,000		¥ 2,631,764,000
Earnings per share effect, basic (in CNY per share) | ¥ / shares	¥ 1.14		¥ 1		¥ 0.81
Earnings per share effect, diluted (in CNY per share) | ¥ / shares	¥ 1.13		¥ 0.99		¥ 0.8
Cayman Islands
Income taxes
Withholding tax amount	¥ 0
BVI
Income taxes
Withholding tax amount	¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Taxable income | $		$ 2		$ 2		$ 2
Hong Kong | Taxable income below threshold amount
Income taxes
Income tax rate (as a percent)	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Hong Kong | Taxable income over threshold amount
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
PRC
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
PRC | Boguan, NetEase Hangzhou and certain other PRC subsidiaries | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%